Aggregate Consideration for Acquisitions (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2010
Business Acquisition, Cost of Acquired Entity, Purchase Price Components [Line Items]
Cash consideration	17,099
Fair value of warrants	7,068
Total consideration	24,167